Provisions - Total Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of provisions [line items]
Provisions	£ 854	£ 1,127
Customer redress [member]
Disclosure of provisions [line items]
Provisions	104	127
Legal, competition and regulatory matters [member]
Disclosure of provisions [line items]
Provisions	224	411
Redundancy and restructuring [member]
Disclosure of provisions [line items]
Provisions	71	68
Undrawn contractually committed facilities and guarantees [member]
Disclosure of provisions [line items]
Provisions	236	217
Onerous contracts [member]
Disclosure of provisions [line items]
Provisions	18	90
Sundry provisions [member]
Disclosure of provisions [line items]
Provisions	£ 201	£ 214